Income Tax (Restated) (Details) - Schedule of company tax attributes	12 Months Ended
Dec. 31, 2020 USD ($)
Federal [Member]
Operating Loss Carryforwards [Line Items]
U.S. federal/local net operating loss carry–forwards, Amount	$ 19,732,513
U.S. federal/local net operating loss carry–forwards, Begins to expire	Indefinite
State Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
U.S. federal/local net operating loss carry–forwards, Amount	$ 19,732,513
U.S. federal/local net operating loss carry–forwards, Begins to expire	Fiscal 2025